Leases	9 Months Ended
Sep. 30, 2022
Leases
Leases

Note 10. Leases

We have operating leases for manufacturing and production facilities, warehouse facilities, vehicles and machinery and equipment. The remaining non-cancelable terms on our leases range from 1 year to 22 years, some of which may include options to extend the leases generally between 1 and 10 years, and some of which may include options to terminate the leases within 1 year. We do not have any leases with material residual value guarantees or restrictive covenants.

The following table summarizes the amount of right-of-use lease assets and lease liabilities included in each respective line item on the Company’s Condensed Consolidated Balance Sheets:

(Thousands)	Balance Sheet Location	September 30, 2022
Right-of-use operating lease assets	Other long-term assets	$10,886
Operating lease liabilities – current	Accrued expenses and other current liabilities	2,488
Operating lease liabilities – noncurrent	Other long-term liabilities	8,515

Depending on the nature of the lease, lease costs are classified within costs of sales or selling, general and administrative expense on the Company’s Condensed Consolidated Statements of Operations. The components of lease costs are as follows:

(Thousands)	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
Operating lease cost	$878	$1,720
Short-term lease cost	219	443
Total	$1,097	$2,163

The following table presents information about the Company’s weighted average discount rate and remaining lease term:

	September 30, 2022
Weighted-average discount rate	8.5%
Weighted-average remaining lease term	5.0	years

Supplemental cash flow information about the Company’s leases is as follows:

(Thousands)	Nine Months Ended September 30, 2022
Operating cash flows from operating leases	$844

Finance lease assets are recorded in property, plant and equipment, net with the corresponding lease liabilities included in accrued expenses and other current liabilities and long-term debt, net on the Condensed Consolidated Balance Sheets. There were no material finance leases as of September 30, 2022.

Future minimum lease payments under non-cancellable operating leases as of September 30, 2022 are as follows:

(Thousands)
Remainder of 2022	$842
2023	3,283
2024	2,828
2025	2,048
2026	1,435
Thereafter	3,125
Total future minimum lease payments	13,561
Less: imputed interest	(2,558)
Present value of minimum lease payments	$11,003

Disclosures related to periods prior to adoption of ASC 842

Rent expense for operating lease agreements under the previous lease guidance was $1.0 million and $3.2 million for the three and nine months ended September 30, 2021, respectively.

As previously reported in our audited Consolidated Financial Statements for year ended December 31, 2021, the minimum future lease payments under the previous lease guidance as of December 31, 2021 were as follows:

(Thousands)
2022	$4,334
2023	4,332
2024	4,174
2025	3,286
2026	2,377
Thereafter	4,373
Total	$22,876